Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 312,379	kr 298,836
Financial liabilities at fair value	295,283	280,800
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	175	242
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(172)	(243)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	32,000	64,000
Financial liabilities at fair value	kr 31,000	kr 32,000
Percentage of total financial assets	11.00%	22.00%
Percentage of total financial liabilities	10.00%	12.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 2,000	kr 2,000
Financial liabilities at fair value	kr 46,000	kr 54,000
Percentage of total financial assets	1.00%	1.00%
Percentage of total financial liabilities	16.00%	19.00%